Annual Total Returns- Vanguard FTSE Social Index Fund (Retail) [BarChart] - Retail - Vanguard FTSE Social Index Fund - Institutional Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	14.58%	(0.52%)	17.84%	37.09%	15.85%	1.27%	10.34%	24.19%	(3.38%)	33.96%